Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 27, 2025	Feb. 25, 2025	Oct. 31, 2024	Jan. 21, 2024	Oct. 13, 2023	Aug. 14, 2023	Mar. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 05, 2026	Nov. 20, 2025	Sep. 26, 2025	Aug. 31, 2025	Jul. 03, 2025	Feb. 27, 2025	Sep. 05, 2024	Sep. 28, 2023
Equity [Line Items]
Reverse split ratio															1-for-21			1-for-26
Ordinary shares issued						1,124
Gross cash proceeds								$ 2,262	$ 6,255	$ 5,552
Shares issued								365,444	57,293	3,739
Gross proceeds								$ 631	$ 506	$ 2,196
Interest rate, percentage												8.00%				8.00%
Commitment fee									200
Aggregate principal amount												$ 114					$ 4,250
Finance expense								8,199	353	1,055
Proceeds from exercise of warrants								1,121
Finance income								$ 2,278	612	$ 2,219
Nexera Technologies Ltd. [Member]
Equity [Line Items]
Ordinary shares issued							73
January 2024 Standby Equity Purchase Agreement [Member]
Equity [Line Items]
Purchase sale				$ 20,000
Commitment amount									$ 20,000
Sale of ordinary shares									30,385
Share price rate									97.00%
Installment payment, percentage									10.00%
Payment for premium percentage									5.00%
Aggregate shares									293
Securities Purchase Agreements [Member]
Equity [Line Items]
Purchase price per share	$ 15,750
Gross cash proceeds	$ 2,262
Shares issued														119,094
Warrant issued								40,172
Percentage of volume weighted average price								130.00%
Volume weighted average price per warrant								$ 104.5548
Issuance of aggregate shares	143,617
Inducement Letters [Member]
Equity [Line Items]
Warrant issued													40,172
Volume weighted average price per warrant		$ 104.5548
Existing warrants at reduced exercise price		$ 27.9
Proceeds from exercise of warrants		$ 1,121
Subsequent Events [Member]
Equity [Line Items]
Reverse split ratio											1-for-9
Bottom of Range [Member] | January 2024 Standby Equity Purchase Agreement [Member]
Equity [Line Items]
Interest rate, percentage									5.00%
Top of Range [Member] | January 2024 Standby Equity Purchase Agreement [Member]
Equity [Line Items]
Interest rate, percentage									18.00%
SEPA [Member] | January 2024 Standby Equity Purchase Agreement [Member]
Equity [Line Items]
Commitment amount									$ 5,000
Gross proceeds									$ 6,255
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued			1,094,793
Purchase price per share			$ 4.38
Shares issued									19,457
Warrants and exercise									19,457
Existing Warrants [Member]
Equity [Line Items]
Finance income								$ 1,750
Convertible Debentures [Member]
Equity [Line Items]
Finance expense								$ 170
Convertible Debentures [Member] | August 2025 Convertible Debenture Exercises [Member]
Equity [Line Items]
Aggregate principal amount		$ 4,200
Percentage of purchase price of conversion shares		95.00%
August 2023 Financing Round [Member]
Equity [Line Items]
Purchase price per share						$ 982.8
August 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued						198
Purchase price per share						$ 977.886
Aggregate gross proceeds						$ 1,300
October 2023 Financing Round [Member]
Equity [Line Items]
Gross cash proceeds					$ 5,026
October 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Shares issued					10,212
Exercise price					$ 0.189